Schedule of Contractual Maturities of Financial Liabilities (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Non-derivatives
Trade and other payables	$ 2,686,276	$ 1,804,042
Financial liability	6,673,747	6,673,747
Total non-derivatives	2,686,276	$ 8,477,789
Weighted average interest rate of financial liability		11.39%
Derivatives
Financial derivative liability		$ 384,500
Weighted average interest rate of financial derivative liability
Total derivatives		$ 384,500
6 Months or Less [Member]
Non-derivatives
Trade and other payables	2,686,276	1,804,042
Financial liability
Total non-derivatives	2,686,276	1,804,042
Derivatives
Financial derivative liability
Total derivatives
6 to 12 Months [Member]
Non-derivatives
Trade and other payables
Financial liability	1,021,490	1,021,490
Total non-derivatives		1,021,490
Derivatives
Financial derivative liability		384,500
Total derivatives		384,500
Between 2 and 5 Years [Member]
Non-derivatives
Trade and other payables
Financial liability	5,652,257	5,652,257
Total non-derivatives		5,652,257
Derivatives
Financial derivative liability
Total derivatives
Over 5 Years [Member]
Non-derivatives
Trade and other payables
Financial liability
Total non-derivatives
Derivatives
Financial derivative liability
Total derivatives